Other Assets (Details) - USD ($)	Mar. 31, 2020	Mar. 31, 2019
Other Assets
Prepayments for advertising or marketing	$ 6,200,104	$ 1,856,390
Prepayment of celebrity endorsement fee	296,397	400,980
Total	$ 6,496,501	$ 2,257,370